              As filed with the Securities and Exchange Commission
                              on September 3, 2004
                      Registration No. 333-89661; 811-09645
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                         Post-Effective Amendment No. 36                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                                Amendment No. 37                             [X]

                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                             101 South Tryon Street
                               Charlotte, NC 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                               Charlotte, NC 28255
                     (Name and Address of Agent for Service)

                                 With copies to:

   Marco E. Adelfio, Esq.                             Burton M. Leibert, Esq.
   Steven G. Cravath, Esq.                            Willkie Farr & Gallagher
   Morrison & Foerster LLP                            787 Seventh Avenue
   2000 Pennsylvania Ave., N.W.                       New York, New York 10019
   Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant             [ ] on (date) pursuant
    to Rule 485(b)*, or                              to Rule 485(b), or

[X] 60 days after filing pursuant                [ ] on (date) pursuant
    to Rule 485(a), or                               to Rule 485(a).

[ ] 75 days after filing pursuant to             [ ] on (date) pursuant to
    paragraph (a)(2)                                 paragraph(a)(2) of Rule 485
If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

      The Registrant is filing this Post-Effective Amendment No. 36 under the 1933 Act and Post-Effective Amendment No. 37 under the 1940 Act to the Company's Registration Statement on Form N-1A in order to make certain changes to the principal investment strategies of Nations Marsico MidCap Growth Fund, (formerly, Nations MidCap Growth Fund) and to reflect the addition of an investment sub-adviser to be responsible for the day-to-day investment decisions for Nations Marsico MidCap Growth Fund.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                                               Prospectus
--------                                                               ----------
1.   Front and Back Cover Pages ..................................     Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks
     and Performance..............................................     About the Funds

3.   Risk/Return Summary: Fee Table...............................     About the Funds

4.   Investment Objectives, Principal
     Investment Strategies, and Related Risks.....................     About the Funds; Other
                                                                       Important Information

5.   Management, Organization, and
     Capital Structure............................................     How the Funds Are Managed;
                                                                       About Your Investment: Information
                                                                       for Investors

6.    Shareholder Information......................................    About Your Investment: Information
                                                                       for Investors

7.    Distribution Arrangements....................................    About Your Investment: Information
                                                                       for Investors

8.    Financial Highlights Information.............................    About Your Investment: Financial
                                                                       Highlights

Part B
Item No.                                                               Statement of Additional Information
--------                                                               -----------------------------------
9.    Cover Page and Table of Contents............................     Cover Page and Table of Contents

10.   Fund History................................................     History of the Trust

11.   Description of the Fund and Its
      Investments and Risks.......................................     Description of the Funds
                                                                       Investments and Risks

12.   Management of the Fund......................................     Management of the Trust

13.   Control Persons and Principal
      Holders of Securities.......................................     Control Persons and Principal
                                                                       Holders of Securities

14.   Investment Advisory and Other Services......................     Investment Advisory and Other
                                                                       Services

15.   Brokerage Allocation and Other Practices....................     Brokerage Allocation and
                                                                       Other Practices

16.   Capital Stock and Other
      Securities..................................................     Capital Stock

17.   Purchase, Redemption and Pricing
      of Shares...................................................     Purchase, Redemption and
                                                                       Pricing of Shares

18.   Taxation of the Fund........................................     Information Concerning
                                                                       Taxes

19.   Underwriters................................................     Underwriter Compensation
                                                                       and Payments

20.   Calculation of Performance Data.............................     Fund Performance

21.   Financial Statements........................................     Independent Accountant and
                                                                       Reports

Part C
Item No.                                        Other Information
--------                                        -----------------
                                                Information required to be
                                                included in Part C is set forth
                                                under the appropriate Item, so
                                                numbered, in Part C of this
                                                Document

NATIONS MARSICO MIDCAP GROWTH FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. CORYDON J. GILCHRIST IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. GILCHRIST ON PAGE 157.

WHAT IS A MIDCAP GROWTH FUND?

A MIDCAP GROWTH FUND INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in
                   U.S. companies whose market capitalizations are within the range of companies within the Russell Midcap Growth Index (currently between $1.4 billion and $13.3 billion, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth. The Fund usually holds a core position of between 50 and 75 equity securities. The Fund may hold up to 15% of its assets in foreign securities.

The Fund may also invest in non-equity securities (which aren't part of its principal investment strategies), but it won't hold more than 10% of its assets in any one type of these non-equity securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes that may include factors such as the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to attempt to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to attempt to replicate and describe a company's past, present and future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Marsico MidCap Growth Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 15% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

                       STATEMENT OF ADDITIONAL INFORMATION
                               NATIONS FUNDS TRUST

                           Nations MidCap Growth Fund

               August 1, 2004, as supplemented on November 2, 2004

      The Board of Trustees (the "Board") of Nations Funds Trust (the "Trust") has approved a change in name for the Nations MidCap Growth Fund (the "Fund") to Nations Marsico MidCap Growth Fund. In connection, the Board also approved an investment sub-advisory contract among BACAP, Marsico Capital Management, LLC ("Marsico Capital") and the Trust, on behalf of the Fund. The Board also approved certain changes to the Fund's non-principal investment strategies.

      Accordingly, the following changes to the Fund's statement of additional information are made:

   1. The term "Marsico MidCap Growth Fund" is added as a defined term in Appendix B of the Fund's statement of additional information with its full meaning appearing as "Nations Marsico MidCap Growth Fund."

   2. References in the Fund's statement of additional information to "MidCap Growth Fund" are changed to "Marsico MidCap Growth Fund."

   3. The information in the Fund's statement of additional information under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - Investment Adviser and Sub-Advisers" relating to Marsico Capital is supplemented with the following underlined information:

      "Marsico Capital is investment sub-adviser to the Marsico MidCap Growth Fund, Marsico 21st Century Master Portfolio, Marsico Focused Equities Master Portfolio, Marsico Growth Master Portfolio and Marsico International Opportunities Master Portfolio. It is also co-investment sub-adviser to approximately half of the assets of the International Equity Master Portfolio. Marsico Capital is located at 1200 17th Street, Suite 1300, Denver, CO 80202. Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager. Marsico Capital is a wholly-owned subsidiary of Bank of America."

   4. The information in the Fund's statement of additional information under the heading "DESCRIPTIONS OF THE FUNDS' INVESTMENTS AND RISKS - Permissible Fund Investments and Investment Techniques - The Stock Funds - MidCap Growth Fund" is deleted and the following information is added under the new heading "DESCRIPTIONS OF THE FUNDS' INVESTMENTS AND RISKS - Permissible Fund Investments and Investment Techniques - The Stock Funds - Marsico MidCap Growth Fund":

      "In addition to the types of securities described in the prospectus for this Fund, and consistent with its investment policies, objective and strategies, the Fund may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; foreign securities (other than the types described in the prospectus), including forward foreign currency exchange contracts; high yield/lower-rated debt securities; private placements and other restricted securities;

      preferred stock; zero-coupon, pay-in-kind and step-coupon securities; provided however, that if any such security type is listed in the Fund's prospectus as part of a principal investment strategy, this 10% limitation shall not apply."

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

EXHIBIT LETTER                                  DESCRIPTION
--------------------------------------------------------------------------------
(a)                           Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective
                              Amendment No. 1, filed February 10, 2000.

(a)(2)                        Amended and Restated Declaration of Trust dated
                              February 22, 2001, incorporated by reference to Post-Effective Amendment No. 35, filed July 30,
                              2004.

(b)                           Bylaws:

                              Not Applicable

(c)                           Instruments Defining Rights of Securities Holders:

                              Not Applicable

(d)                           Investment Advisory Contracts:

(d)(1)                        Investment Advisory Agreement between Banc of
                              America Capital Management, LLC ("BACAP") and
                              Nations Funds Trust ("Registrant") dated January
                              1, 2003, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

EXHIBIT LETTER                                  DESCRIPTION
--------------------------------------------------------------------------------
(d)(2)                        BACAP Assumption Agreement on behalf of the
                              LifeGoal Portfolios dated January 1, 2003,
                              incorporated by reference to Post-Effective
                              Amendment No. 30, filed June 18, 2003.

(d)(3) Investment Advisory Agreement between BACAP and the Registrant on behalf of the Fixed Income
                              Sector Portfolios dated January 1, 2003, Schedule
                              I effective August 28, 2002, incorporated by reference to Post-Effective Amendment No. 30, filed June 18, 2003.

(d)(4)                        BACAP Assumption Agreement on behalf of the Fixed
                              Income Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective
                              Amendment No. 30, filed June 18, 2003.

(d)(5)                        Investment Sub-Advisory Agreement among BACAP,
                              Brandes Investment Partners, LLC ("Brandes") and the Registrant dated January 1, 2003, Schedule I amended July 18, 2003, incorporated by reference to Post-Effective Amendment No. 32, filed July 31,
                              2003.

(d)(6)                        Investment Sub-Advisory Agreement among BACAP,
                              Marsico Capital Management, LLC ("Marsico
                              Capital") and the Registrant, filed herewith.

(e)                           Underwriting Contract:

(e)(1)                        Distribution Agreement with BACAP Distributors,
                              LLC ("BACAP Distributors") dated January 1, 2003,
                              Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(f)                           Bonus or Profit Sharing Contracts:

(f)(1)                        Deferred Compensation Plan adopted December 9,
                              1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)                           Custodian Agreements:

(g)(1)                        Amended and Restated Custody Agreement between the
                              Registrant and The Bank of New York ("BNY") dated
                              July 2, 2001, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

EXHIBIT LETTER                                  DESCRIPTION
--------------------------------------------------------------------------------

(g)(2) Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal
                              Portfolios (except Nations LifeGoal Income
                              Portfolio) dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

(h)                           Other Material Contracts:

(h)(1) Administration Agreement between the Registrant and BACAP Distributors dated January 1, 2003,
                              Schedule A amended January 23, 2004, Schedule B amended January 1, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30,
                              2004.

(h)(2)                        Sub-Administration Agreement among the Registrant,
                              BNY and BACAP Distributors dated January 1, 2003,
                              Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(3)                        Shareholder Servicing Plan relating to Investor A
                              Shares, Exhibit I amended May 10, 2002,
                              incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(4)                        Shareholder Servicing Plan relating to Investor B
                              Shares, Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(5)                        Shareholder Servicing Plan relating to Investor C
                              Shares, Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(6)                        Shareholder Servicing Plan relating to Adviser
                              Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective
                              Amendment No. 26, filed July 31, 2002.

(h)(7)                        Shareholder Servicing Plan relating to Daily Class
                              Shares, Exhibit I amended May 10, 2002,
                              incorporated by reference to Post-Effective
                              Amendment No. 26, filed July 31, 2002.

EXHIBIT LETTER                                  DESCRIPTION
--------------------------------------------------------------------------------
(h)(8)                        Shareholder Servicing Plan relating to Investor
                              Class Shares, Exhibit I amended May 10, 2002,
                              incorporated by reference to Post-Effective
                              Amendment No. 26, filed July 31, 2002.

(h)(9)                        Shareholder Servicing Plan relating to Liquidity
                              Class Shares, Exhibit I amended January 1, 2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(10)                       Shareholder Servicing Plan relating to Market
                              Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective
                              Amendment No. 26, filed July 31, 2002.

(h)(11)                       Shareholder Servicing Plan relating to Marsico
                              Shares, Exhibit I amended May 10, 2002,
                              incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(12)                       Shareholder Servicing Plan relating to Service
                              Class Shares, Schedule I amended May 10, 2002, incorporated by reference to Post-Effective
                              Amendment No. 26, filed July 31,2002.

(h)(13) Shareholder Administration Plan relating to Investor A Shares, Exhibit I amended May 10,
                              2002, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(14)                       Shareholder Administration Plan relating to
                              Investor B and Investor C Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31,
                              2002 and Post-Effective Amendment No. 35, filed
                              July 30, 2004.

(h)(15)                       Shareholder Administration Plan relating to
                              Institutional Class Shares, Exhibit I amended May
                              10, 2002, incorporated by reference to
                              Post-Effective Amendment No. 26, filed July 31,
                              2002 and Post-Effective Amendment No. 35, filed
                              July 30, 2004.

(h)(16)                       Shareholder Administration Plan relating to
                              Marsico Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(17)                       Shareholder Administration Plan relating to Trust
                              Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective
                              Amendment No. 26, filed July 31, 2002 and
                              Post-Effective Amendment No. 35, filed July 30,
                              2004.

(h)(18)                       Transfer Agency and Services Agreement between
                              PFPC Inc. (formerly First Data Investor Services
                              Group, Inc.) ("PFPC") and the Nations Funds family dated June 1, 1995, Schedule G amended March

EXHIBIT LETTER                                  DESCRIPTION
--------------------------------------------------------------------------------
                              31, 2004, incorporated by reference to Post-
                              Effective Amendment No. 35, filed July 30, 2004.

(h)(19)                       Adoption Agreement and Amendment to Transfer
                              Agency and Services Agreement dated February 14,
                              2000, incorporated by reference to Post-Effective
                              Amendment No. 1, filed February 10, 2000.

(h)(20)                       Amendment to Transfer Agency and Services
                              Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(21)                       Sub-Transfer Agency Agreement between PFPC and
                              Bank of America, N.A. ("Bank of America") dated
                              September 11, 1995, Schedule A amended January 23,
                              2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(22)                       Amendment No. 1 to the Sub-Transfer Agency and
                              Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective
                              Amendment No. 6, filed December 27, 2000.

(h)(23)                       Amendment No. 2 to the Sub-Transfer Agency and
                              Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective
                              Amendment No. 6, filed December 27, 2000.

(h)(24)                       Amended and Restated Foreign Custody Manager
                              Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix amended January 23,
                              2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(h)(25)                       Cross Indemnification Agreement among Nations Fund
                              Trust, Nations Fund, Inc., Nations Reserves,
                              Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February
                              10, 2000.

(i)                           Legal Opinion

(i)(1) Opinion of Morrison & Foerster LLP - filed herewith.

(j)                           Other Opinions

                              Not Applicable.

(k)                           Omitted Financial Statements

EXHIBIT LETTER                                  DESCRIPTION
--------------------------------------------------------------------------------
                              Not Applicable

(l)                           Initial Capital Agreements:

(l)(1) Investor Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                              2000.

(m)                           Rule 12b-1 Plans:

(m)(1)                        Shareholder Administration Plan relating to
                              Primary B Shares, Exhibit A amended August 1,
                              2003, incorporated by reference to Post-Effective
                              Amendment No. 33, filed September 3, 2003.

(m)(2) Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended
                              January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30,
                              2004.

(m)(3) Shareholder Servicing and Distribution Plan relating to Investor R Shares, Exhibit A dated May
                              28, 2003, incorporated by reference to
                              Post-Effective Amendment No. 31, filed July 3,
                              2003.

(m)(4)                        Distribution Plan relating to Investor A Shares,
                              Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(m)(5)                        Distribution Plan relating to Investor B Shares,
                              Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(m)(6)                        Distribution Plan relating to Investor C Shares,
                              Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(m)(7)                        Distribution Plan relating to Daily Class Shares,
                              Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(m)(8)                        Distribution Plan relating to Investor Class
                              Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective
                              Amendment No. 32, filed July 31, 2003.

(m)(9)                        Distribution Plan relating to Liquidity Class
                              Shares, Exhibit A amended January 1, 2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

EXHIBIT LETTER                                  DESCRIPTION
--------------------------------------------------------------------------------
(m)(10)                       Distribution Plan relating to Market Class Shares,
                              Exhibit A amended October 8, 2002, incorporated by
                              reference to Post-Effective Amendment No. 32,
                              filed July 31, 2003.

(m)(11)                       Distribution Plan relating to Service Class
                              Shares, Exhibit A amended January 1, 2004, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(n)                           Financial Data Schedule:

                              Not Applicable.

(o)                           Rule 18f-3 Plan:

(o)(1)                        Rule 18f-3 Multi-Class Plan, last amended January
                              23, 2004, incorporated by reference to
                              Post-Effective Amendment No. 35, filed July
                              30, 2004.

(p)                           Codes of Ethics:

(p)(1) Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(p)(2) BACAP and BACAP Distributors Code of Ethics, incorporated by reference to Post-Effective
                              Amendment No. 35, filed July 30, 2004.

(p)(3) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9,
                              2001.

(p)(4)                        Marsico Capital Code of Ethics, filed herewith.

(q)(1)                        Powers of Attorney for Edmund L. Benson, Charles
                              B. Walker, Thomas S. Word, Jr., William H. Grigg,
                              Thomas F. Keller, Carl E. Mundy, Jr., James B.
                              Sommers, Cornelius J. Pings and William P.
                              Carmichael, incorporated by reference to
                              Post-Effective Amendment No. 29, filed April 21,
                              2003.

(q)(2) Power of Attorney for Minor Mickel Shaw, incorporated by reference to Post-Effective
                              Amendment No. 30, filed June 18, 2003.

(q)(3) Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.

ITEM 23. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

      No person is controlled by or under common control with the Registrant.

ITEM 24. INDEMNIFICATION

      Article VII of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

            1.    Administration Agreement with BACAP Distributors;

            2.    Sub-Administration Agreement with BNY and BACAP Distributors;

            3.    Distribution Agreement with BACAP Distributors;

            4.    Custody Agreement with BNY;

            5.    Custody Agreement with Bank of America, N.A.;

            6.    Transfer Agency and Services Agreement with PFPC; and

            7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

      The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

      Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

      The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

      Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      To the knowledge of the Registrant, none of the directors or officers of BACAP, the adviser to the Registrant's portfolios, or Brandes or Marsico Capital, the investment sub-advisers to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BACAP or Marsico Capital, or other subsidiaries of Bank of America Corporation.

      (a) BACAP performs investment advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

      (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

      (c) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

ITEM 26. PRINCIPAL UNDERWRITERS

      (a) BACAP Distributors, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and placement agent for Nations Master Investment Trust both of which are registered open-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by BACAP Distributors with the SEC pursuant to the 1940 Act (file no. 801-49874).

      (d) Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

      (1) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

      (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

      (3) Marsico Capital, 1200 17th Street, Suite 1300, Denver, CO 80202 (records relating to its function as investment sub-adviser).

      (4) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

      (5) BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as distributor and administrator).

      (6) BNY, 100 Church Street, 10th Floor, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

      (7) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

ITEM 28. MANAGEMENT SERVICES

      Not Applicable

ITEM 29. UNDERTAKINGS

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 3rd day of September, 2004.

                                      NATIONS FUNDS TRUST

                                      By:                 *
                                          --------------------------------------
                                          Keith Banks
                                          President and Chief Executive Officer

                                      By: /s/ Robert B. Carroll
                                          --------------------------------------
                                          Robert B. Carroll
                                          * Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----
                *                                     Chairman                         September 3, 2004
----------------------------------            of the Board of Trustees
(William P. Carmichael)

                *                              Chief Financial Officer                 September 3, 2004
----------------------------------            (Principal Financial and
(Gerald Murphy)                                 Accounting Officer)

                *                                      Trustee                         September 3, 2004
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         September 3, 2004
----------------------------------
(William H. Grigg)

                *                                      Trustee                         September 3, 2004
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         September 3, 2004
----------------------------------
(Carl E. Mundy, Jr.)

               *                                       Trustee                         September 3, 2004
---------------------------------
(Cornelius J. Pings)

                *                                      Trustee                         September 3, 2004
----------------------------------
(Minor Mickel Shaw)

                *                                      Trustee                         September 3, 2004
----------------------------------
(James B. Sommers)

                *                                      Trustee                         September 3, 2004
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         September 3, 2004
----------------------------------
(Thomas S. Word)

/s/ Robert B. Carroll
----------------------------------
Robert B. Carroll
*Attorney-in-Fact

                                  EXHIBIT INDEX

                               NATIONS FUNDS TRUST

                               FILE NO. 333-89661

EX.-99.22(d)(6)               Form of Investment Sub-Advisory Agreement among
                              BACAP, Marsico Capital Management, LLC and Nations
                              Funds Trust

EX.-99.22(i)(1)               Opinion and Consent of Counsel - Morrison &
                              Foerster LLP

EX.-99.22(p)(4)               Marsico Capital Code of Ethics